================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [_]; Amendment Number: ________........................

         This Amendment (Check only one.): [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:    Trent Capital Management, Inc.
         -----------------------------
Address: 3150 North Elm Street
         -----------------------------
         Suite 204
         -----------------------------
         Greensboro, NC 27408
         -----------------------------

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. David Labiak
       -----------------------
Title: Chief Financial Officer
       -----------------------
Phone: (336) 282-9302
       -----------------------

Signature, Place, and Date of Signing:

                             Greensboro, North
   /s/  David Labiak              Carolina                May 12, 2004
   -----------------              --------                ------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

       Number of Other Included                     None
         Managers:                             ---------------

       Form 13F Information Table Entry Total:       41
                                               ---------------

       Form 13F Information Table Value Total:     90,755
                                               ---------------
                                                  (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                                    Voting Authority
                     Title of           Value in                Investment  Other   ----------------
   Name of Issuer     Class     CUSIP   (x$1000) Shares  SH/PRN Discretion Managers  Sole    Shared  None
   --------------    -------- --------- -------- ------- ------ ---------- -------- -------  ------  ----
Abbott Labs.........   COM    002824100    218     3,915   SH      Sole               3,915
Alliance Capital....   COM    01855A101  1,986    41,096   SH      Sole              41,096
Alpha Industries....   COM    020753109    255    11,700   SH      Sole              11,700
American Express....   COM    025816109  4,793   134,298   SH      Sole             134,298
Applied Materials...   COM    038222105    241     6,000   SH      Sole               6,000
ArvinMeritor........   COM    043353101  1,517    77,247   SH      Sole              77,247
Bristol-Myers Squibb   COM    110122108    207     4,060   SH      Sole               4,060
Caterpillar.........   COM    149123101  3,110    59,516   SH      Sole              59,516
Central Parking.....   COM    154785109  3,564   181,465   SH      Sole             181,465
CenturyTel..........   COM    156700106  2,587    78,861   SH      Sole              78,861
Cisco Systems.......   COM    17275R102  3,186   175,900   SH      Sole             175,900
Citigroup...........   COM    172967101  4,062    80,466   SH      Sole              80,466
Claire's Stores.....   COM    179584107  1,869   123,803   SH      Sole             123,803
Clear Channel.......   COM    184502102  2,693    52,895   SH      Sole              52,895
Dana................   COM    235811106  1,652   119,049   SH      Sole             119,049
Dollar General......   COM    256669102  2,511   168,548   SH      Sole             168,548
Equifax.............   COM    294429105  2,083    86,264   SH      Sole              86,264
Ericsson Comm.......   COM    294821608    267    51,071   SH      Sole              51,071
Fannie Mae..........   COM    313586109  1,099    13,829   SH      Sole              13,829
Freddie Mac.........   COM    313400301  2,496    38,171   SH      Sole              38,171
Gillette............   COM    375766102  2,587    77,456   SH      Sole              77,456
H.J. Heinz..........   COM    423074103  2,948    71,686   SH      Sole              71,686
Hasbro..............   COM    418056107  2,990   184,250   SH      Sole             184,250
Hewlett-Packard.....   COM    428236103  1,592    77,499   SH      Sole              77,499
Honeywell...........   COM    438516106  1,878    55,525   SH      Sole              55,525
Intel...............   COM    458140100  2,733    86,914   SH      Sole              86,914
Interpublic Group...   COM    460690100  2,838    96,080   SH      Sole              96,080
ITXC................   COM    45069F109    280    39,000   SH      Sole              39,000
Johnson & Johnson...   COM    478160104  1,777    30,074   SH      Sole              30,074
Leggett & Platt.....   COM    524660107  3,019   131,268   SH      Sole             131,268

McDonald's............ COM 580135101 2,307  87,154 SH  Sole         87,154
Merck................. COM 589331107 3,795  64,546 SH  Sole         64,546
Newell Rubbermaid..... COM 651229106 4,586 166,338 SH  Sole        166,338
Nokia................. COM 654902204 4,866 198,380 SH  Sole        198,380
Pharmanetics.......... COM 71713J107 1,914 264,029 SH  Sole        264,029
Qualcomm.............. COM 747525103   704  13,944 SH  Sole         13,944
Servicemaster......... COM 81760N109 4,638 336,105 SH  Sole        336,105
Sherwin-Williams...... COM 824348106 2,305  83,815 SH  Sole         83,815
Tellabs............... COM 879664100   188  12,600 SH  Sole         12,600
Union Planters........ COM 908068109 2,150  47,635 SH  Sole         47,635
United States Cellular COM 911684108   261   5,765 SH  Sole          5,765